OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

13.  OTHER NON-CURRENT ASSETS

The breakdown of other non-current assets is as follows:

	2017	2018
Prepaid other taxes - net of current portion (Note 30)	3,075	2,698
Prepaid rental - net of current portion (Note 9)	2,688	2,662
Frequency license - net of current portion (Note 9)	2,019	1,743
Prepaid income taxes - net of current portion (Note 30)	763	894
Deferred charges	413	474
Advances for purchases of property and equipment	2,805	387
Convertible bonds	64	213
Restricted cash	31	183
Security deposit	116	173
Others	296	227
Total	12,270	9,654

Prepaid rental covers rent of leased line, telecommunication equipment, land and building under lease agreements of the Group with remaining rental periods ranging from 1 to 40 years.

As of December 31, 2017 and 2018, deferred charges represent deferred Indefeasible Right of Use (“IRU”) Agreement charges. Total amortization of deferred charges for the years ended December 31, 2016, 2017 and 2018 amounted to Rp40 billion, Rp46 billion and Rp56 billion, respectively.

Refer to Note 33 for details of related party transaction.